AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.2%
Consumer Discretionary – 23.4%
Auto Components – 1.4%
Huayu Automotive Systems Co., Ltd. - Class A	432,000	$1,551,912
Nexteer Automotive Group Ltd.	1,132,000	1,274,846

		2,826,758

Automobiles – 3.3%
Great Wall Motor Co., Ltd. - Class H	1,406,500	6,487,232

Diversified Consumer Services – 0.9%
Fu Shou Yuan International Group Ltd.	1,911,000	1,723,764

Hotels, Restaurants & Leisure – 5.3%
Galaxy Entertainment Group Ltd.(a)	489,000	3,135,272
Jiumaojiu International Holdings Ltd.(b)	896,000	3,007,241
Melco Resorts & Entertainment Ltd. (ADR)(a)	63,840	878,438
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	1,143,400	1,193,154
Tongcheng-Elong Holdings Ltd.(a) (b)	1,040,400	2,425,364

		10,639,469

Internet & Direct Marketing Retail – 5.6%
Alibaba Group Holding Ltd.(a)	534,560	11,193,469

Specialty Retail – 2.5%
China Tourism Group Duty Free Corp., Ltd. - Class A	38,831	1,375,076
Topsports International Holdings Ltd.(b)	1,071,000	1,412,136
Zhongsheng Group Holdings Ltd.	271,500	2,270,011

		5,057,223

Textiles, Apparel & Luxury Goods – 4.4%
Li Ning Co., Ltd.	426,000	5,712,567
Shenzhou International Group Holdings Ltd.	61,000	1,322,244
Stella International Holdings Ltd.(a)	1,222,000	1,643,485

		8,678,296

		46,606,211

Materials – 12.5%
Chemicals – 5.2%
LB Group Co., Ltd. - Class A	476,300	2,766,998
Luxi Chemical Group Co., Ltd. - Class A	662,900	2,376,068
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	218,850	5,187,407

		10,330,473

Metals & Mining – 7.3%
Baoshan Iron & Steel Co., Ltd. - Class A	3,160,279	4,988,364
Ganfeng Lithium Co., Ltd. - Class A	64,400	2,197,723
Shandong Nanshan Aluminum Co., Ltd. - Class A	3,908,800	3,493,912
Zijin Mining Group Co., Ltd. - Class A	2,219,750	3,826,285

		14,506,284

		24,836,757

Company	Shares	U.S. $ Value

Financials – 12.4%
Banks – 9.0%
Bank of Hangzhou Co., Ltd. - Class A	917,300	$1,901,380
Bank of Nanjing Co., Ltd. - Class A	1,295,000	1,880,806
China Construction Bank Corp. - Class H	7,004,000	5,046,789
China Merchants Bank Co., Ltd. - Class H	365,000	3,010,378
Industrial Bank Co., Ltd. - Class A	1,212,300	3,472,600
Ping An Bank Co., Ltd. - Class A	908,473	2,503,632

		17,815,585

Capital Markets – 2.6%
CITIC Securities Co., Ltd. - Class A	441,610	1,757,206
GF Securities Co., Ltd. - Class H	679,000	1,206,609
Hithink RoyalFlush Information Network Co., Ltd. - Class A	54,600	978,301
Huatai Securities Co., Ltd. - Class H(b)	880,800	1,263,439

		5,205,555

Insurance – 0.8%
Ping An Insurance Group Co. of China, Ltd. - Class A	200,093	1,548,340

		24,569,480

Information Technology – 11.4%
Electronic Equipment, Instruments & Components – 6.5%
GoerTek, Inc. - Class A	305,200	2,200,909
Kingboard Laminates Holdings Ltd.	844,000	1,659,701
Lens Technology Co., Ltd. - Class A	348,300	1,271,909
Luxshare Precision Industry Co., Ltd. - Class A	553,110	2,897,880
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	423,880	4,891,816

		12,922,215

IT Services – 2.5%
21Vianet Group, Inc. (ADR)(a)	165,120	3,267,725
GDS Holdings Ltd.(a)	247,540	1,790,814

		5,058,539

Semiconductors & Semiconductor Equipment – 1.5%
LONGi Green Energy Technology Co., Ltd. - Class A	217,680	3,020,536

Software – 0.9%
Shanghai Baosight Software Co., Ltd. - Class A	161,130	1,754,447

		22,755,737

Communication Services – 8.3%
Entertainment – 1.9%
G-bits Network Technology Xiamen Co., Ltd. - Class A	29,600	1,682,978
NetEase, Inc.	114,100	2,184,308

		3,867,286

Company	Shares	U.S. $ Value

Interactive Media & Services – 5.6%
Tencent Holdings Ltd.	180,050	$11,120,392

Media – 0.8%
Chinese Universe Publishing and Media Group Co., Ltd.	955,500	1,534,668

		16,522,346

Consumer Staples – 7.6%
Beverages – 4.6%
Anhui Yingjia Distillery Co., Ltd. Class A	226,400	1,562,454
Kweichow Moutai Co., Ltd. - Class A	18,063	4,364,241
Tsingtao Brewery Co., Ltd. - Class A	146,455	1,958,483
Wuliangye Yibin Co., Ltd. - Class A	41,936	1,313,316

		9,198,494

Food & Staples Retailing – 0.6%
Yixintang Pharmaceutical Group Co., Ltd. - Class A	237,000	1,105,861

Food Products – 1.4%
Tongwei Co., Ltd. - Class A	301,687	2,854,674

Personal Products – 1.0%
L’Occitane International SA	575,750	1,957,470

		15,116,499

Industrials – 6.2%
Building Products – 1.1%
Zhuzhou Kibing Group Co., Ltd. - Class A	502,500	2,122,066

Electrical Equipment – 4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	69,349	5,327,926
NARI Technology Co., Ltd. - Class A	260,680	1,413,101
TBEA Co., Ltd. - Class A	657,566	2,498,497

		9,239,524

Road & Rail – 0.5%
Daqin Railway Co., Ltd. - Class A	974,237	916,103

		12,277,693

Health Care – 5.4%
Health Care Equipment & Supplies – 0.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	28,600	1,456,824

Health Care Providers & Services – 1.2%
Aier Eye Hospital Group Co., Ltd. - Class A	120,250	787,472
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	778,800	1,545,006

		2,332,478

Life Sciences Tools & Services – 1.7%
Maccura Biotechnology Co., Ltd.	327,100	1,437,548
Wuxi Biologics Cayman, Inc.(a) (b)	120,500	1,865,576

		3,303,124

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.8%
Jiangsu Hengrui Medicine Co., Ltd. - Class A	167,492	$1,173,687
Livzon Pharmaceutical Group, Inc. - Class A	203,675	1,243,835
Yunnan Baiyao Group Co., Ltd. - Class A	91,603	1,258,805

		3,676,327

		10,768,753

Utilities – 4.4%
Gas Utilities – 3.2%
ENN Energy Holdings Ltd.	70,000	1,385,135
Kunlun Energy Co., Ltd.	4,724,000	4,996,297

		6,381,432

Independent Power and Renewable Electricity Producers – 1.2%
China Longyuan Power Group Corp., Ltd. - Class H	1,164,000	2,372,406

		8,753,838

Real Estate – 3.5%
Real Estate Management & Development – 3.5%
China Resources Land Ltd.	312,000	1,158,868
CIFI Holdings Group Co., Ltd.	3,567,083	2,397,874
KWG Living Group Holdings Ltd.(b)	1,680,600	1,409,901
Midea Real Estate Holding Ltd.(b) (c)	788,400	1,562,312
Times Neighborhood Holdings Ltd.(b)	695,000	437,027

		6,965,982

Energy – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
PetroChina Co., Ltd. - Class H	5,134,000	2,242,634

Total Common Stocks (cost $167,289,884)		191,415,930

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $7,355,970)	7,355,970	7,355,970

Total Investments – 99.9% (cost $174,645,854)(g)		198,771,900
Other assets less liabilities – 0.1%		230,931

Net Assets – 100.0%		$199,002,831

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $13,382,996 or 6.7% of net assets.

(c)	Represents entire or partial securities out on loan.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,083,504 and gross unrealized depreciation of investments was $(11,957,458), resulting in net unrealized appreciation of $24,126,046.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

August 31, 2021 (unaudited)

91.6%	China
2.1%	Hong Kong
1.6%	Macau
1.0%	Luxembourg
3.7%	Short-Term

100.0%	Total Investments

1	All data are as of August 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$2,521,923	$44,084,288		$-0-	$46,606,211
Materials	-0-	24,836,757		-0-	24,836,757
Financials	-0-	24,569,480		-0-	24,569,480
Information Technology	3,267,725	19,488,012		-0-	22,755,737
Communication Services	-0-	16,522,346		-0-	16,522,346
Consumer Staples	-0-	15,116,499		-0-	15,116,499
Industrials	-0-	12,277,693		-0-	12,277,693
Health Care	-0-	10,768,753		-0-	10,768,753
Utilities	-0-	8,753,838		-0-	8,753,838
Real Estate	-0-	6,965,982		-0-	6,965,982
Energy	-0-	2,242,634		-0-	2,242,634
Short-Term Investments:
Investment Companies	7,355,970	-0-		-0-	7,355,970

Total Investments in Securities	13,145,618	185,626,282	+	-0-	198,771,900
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$13,145,618	$185,626,282		$-0-	$198,771,900

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,210	$49,556	$46,410	$7,356	$0	*
Government Money Market Portfolio**	3,221	5,240	8,461	-0-	0	*
Total				$7,356	$0	*

*	Amount is less than $500.
**	Investments of cash collateral for securities lending transactions.